Guarantor and Non-Guarantor Condensed Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
NET SALES	$ 5,404,922	$ 5,259,726	$ 21,664,921	$ 20,344,869	$ 18,862,092
Cost of goods sold	4,495,783	4,383,285	17,971,949	16,839,850	15,451,991
Gross profit	909,139	876,441	3,692,972	3,505,019	3,410,101
Operating expenses:
Distribution, selling and admininstrative	883,970	810,142	3,349,539	3,193,747	3,055,251
Restructuring and tangible asset impairment charges	1,792	6	8,923	71,892	10,512
Total operating expenses	885,762	810,148	3,358,462	3,265,639	3,065,763
Operating income	23,377	66,293	334,510	239,380	344,338
Interest expense - net	81,826	71,594	311,812	307,614	341,718
Interest expense (income) - net				307,614	341,718
Loss on extinguishment of debt	23,967		31,423	76,011
(Loss) income before income taxes	(82,416)	(5,301)	(8,725)	(144,245)	2,620
Income tax (benefit) provision	12,292	(1,812)	42,448	(42,074)	15,585
Net (loss) income	(94,708)	(3,489)	(51,173)	(102,171)	(12,965)
Other comphrehensive income	2,876	5,973	3,410	(123)	(20,411)
COMPREHENSIVE (LOSS) INCOME	(91,832)	2,484	(47,763)	(102,294)	(33,376)
US Foods, Inc.
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
NET SALES	5,264,586	5,115,859	21,087,568	19,759,156	18,311,183
Cost of goods sold	4,383,434	4,266,024	17,503,932	16,363,613	15,008,858
Gross profit	881,152	849,835	3,583,636	3,395,543	3,302,325
Operating expenses:
Distribution, selling and admininstrative	872,964	798,993	3,306,527	3,135,044	3,007,896
Restructuring and tangible asset impairment charges	402	6	6,158	68,700	8,852
Total operating expenses	873,366	798,999	3,312,685	3,203,744	3,016,748
Operating income	7,786	50,836	270,951	191,799	285,577
Interest expense - net	70,723	60,143	265,719
Interest expense (income) - net				277,212	330,155
Loss on extinguishment of debt	23,967		30,627	76,011
Other expense (income) - net	27,001	22,643	100,078	103,469	134,333
(Loss) income before income taxes	(113,905)	(31,950)	(125,473)	(264,893)	(178,911)
Income tax (benefit) provision	4,502	(8,408)	13,767	(68,355)	(11,919)
Equity in earnings of subsidiaries	23,699	20,053	88,067	94,367	154,027
Net (loss) income	(94,708)	(3,489)	(51,173)	(102,171)	(12,965)
Other comphrehensive income	2,876	5,973	3,410	(123)	(20,411)
COMPREHENSIVE (LOSS) INCOME	(91,832)	2,484	(47,763)	(102,294)	(33,376)
Guarantors
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
NET SALES	140,336	143,867	577,353	585,713	550,909
Cost of goods sold	112,349	117,261	468,017	476,237	443,133
Gross profit	27,987	26,606	109,336	109,476	107,776
Operating expenses:
Distribution, selling and admininstrative	23,494	23,312	95,300	94,532	94,071
Total operating expenses	23,494	23,312	95,300	94,532	94,071
Operating income	4,493	3,294	14,036	14,944	13,705
Interest expense - net		19	19
Interest expense (income) - net				(15,822)	(31,527)
Other expense (income) - net	(4,485)	(3,695)	(16,784)	(25,782)	(51,102)
(Loss) income before income taxes	8,978	6,970	30,801	56,548	96,334
Net (loss) income	8,978	6,970	30,801	56,548	96,334
COMPREHENSIVE (LOSS) INCOME	8,978	6,970	30,801	56,548	96,334
Non-Guarantors
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
NET SALES	23,568	23,697	94,387	95,584	97,494
Gross profit	23,568	23,697	94,387	95,584	97,494
Operating expenses:
Distribution, selling and admininstrative	15,565	15,229	58,883	72,575	59,256
Restructuring and tangible asset impairment charges	1,390		2,765	3,192	1,660
Total operating expenses	16,955	15,229	61,648	75,767	60,916
Operating income	6,613	8,468	32,739	19,817	36,578
Interest expense - net	11,103	11,432	46,074
Interest expense (income) - net				46,224	43,090
Loss on extinguishment of debt			796
Other expense (income) - net	(27,001)	(22,643)	(100,078)	(90,507)	(91,709)
(Loss) income before income taxes	22,511	19,679	85,947	64,100	85,197
Income tax (benefit) provision	7,790	6,596	28,681	26,281	27,504
Net (loss) income	14,721	13,083	57,266	37,819	57,693
COMPREHENSIVE (LOSS) INCOME	14,721	13,083	57,266	37,819	57,693
Eliminations
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
NET SALES	(23,568)	(23,697)	(94,387)	(95,584)	(97,494)
Gross profit	(23,568)	(23,697)	(94,387)	(95,584)	(97,494)
Operating expenses:
Distribution, selling and admininstrative	(28,053)	(27,392)	(111,171)	(108,404)	(105,972)
Total operating expenses	(28,053)	(27,392)	(111,171)	(108,404)	(105,972)
Operating income	4,485	3,695	16,784	12,820	8,478
Other expense (income) - net	4,485	3,695	16,784	12,820	8,478
Equity in earnings of subsidiaries	(23,699)	(20,053)	(88,067)	(94,367)	(154,027)
Net (loss) income	(23,699)	(20,053)	(88,067)	(94,367)	(154,027)
COMPREHENSIVE (LOSS) INCOME	$ (23,699)	$ (20,053)	$ (88,067)	$ (94,367)	$ (154,027)